Document and Entity Information	May 09, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001842718
Document Type	8-K
Document Period End Date	May 09, 2023
Entity Registrant Name	INTEGRAL AD SCIENCE HOLDING CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-40557
Entity Tax Identification Number	83-0731995
City Area Code	646
Local Phone Number	278-4871
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001
Trading Symbol	IAS
Security Exchange Name	NASDAQ
Entity Address, Address Line One	99 Wall Street
Entity Address, Address Line Two	#1950
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
Entity Emerging Growth Company	true
Entity Ex Transition Period	false